Note 7 - Long-term Debt and Note Payable to Bank (Details Textual) - USD ($)	12 Months Ended
	Oct. 31, 2017	Apr. 27, 2017	Apr. 26, 2017	Jan. 01, 2017	Oct. 31, 2016	Apr. 26, 2016
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	$ 250,726
Long-term Debt, Maturities, Repayments of Principal in Year Two	5,960,953
Long-term Debt, Maturities, Repayments of Principal in Year Three	271,598
Long-term Debt, Maturities, Repayments of Principal in Year Four	282,678
Long-term Debt, Maturities, Repayments of Principal in Year Five	294,208
Pinnacle Financial Partners [Member] | Revolving Credit Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity						$ 7,000,000
Long-term Line of Credit	5,700,000
Line of Credit Facility, Remaining Borrowing Capacity	$ 1,300,000
Pinnacle Financial Partners [Member] | Revolving Credit Facility [Member] | Base Rate [Member]
Debt Instrument, Basis Spread on Variable Rate	2.50%
Pinnacle Financial Partners [Member] | Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Interest Rate, Effective Percentage	3.73%
Pinnacle Financial Partners [Member] | Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member]
Debt Instrument, Interest Rate, Effective Percentage	2.50%
Virginia Real Estate Loan and North Carolina Real Estate Loan [Member] | Pinnacle Financial Partners [Member]
Debt Instrument, Interest Rate, Stated Percentage				3.75%
Virginia Real Estate Loan [Member]
Debt Instrument, Interest Rate, Stated Percentage	3.95%				3.95%
Virginia Real Estate Loan [Member] | Pinnacle Financial Partners [Member]
Debt Instrument, Interest Rate, Stated Percentage		3.95%	3.75%
The Commercial Loan [Member] | Pinnacle Financial Partners [Member] | Revolving Credit Facility [Member]
Long-term Line of Credit					$ 5,000,000
Line of Credit Facility, Remaining Borrowing Capacity					$ 2,000,000